Cover Page Cover Page	May 07, 2026
Cover [Abstract]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ADM
Security Exchange Name	NYSE
Entity Central Index Key	0000007084
Amendment Flag	false
Document Type	8-K
Document Period End Date	May 07, 2026
Entity Registrant Name	ARCHER-DANIELS-MIDLAND CO
Entity Incorporation, State or Country Code	DE
Entity File Number	1-44
Entity Tax Identification Number	41-0129150
Entity Address, Address Line One	77 West Wacker Drive, Suite 4600
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	634-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false